Intangibles and other assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	Dec. 31, 2025	Dec. 31, 2024
Cost
Balance, beginning of year	$22.5	$21.2
Additions	2.1	2.5
Effects of movement in exchange rates	0.7	(1.2)
Balance, end of year	25.3	22.5

Accumulated amortization
Balance, beginning of year	17.0	17.2
Depreciation for the year	0.7	0.8
Effects of movement in exchange rates	0.5	(1.0)
Balance, end of year	18.2	17.0
Intangibles, net book value	$7.1	$5.5